Harbor Ares Systematic Convertible Securities Fund Investment Risks - Harbor Ares Systematic Convertible Securities Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities are subject to risks associated with debt instruments, including interest rate and credit risk. The values of convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to many of the same risks as investing in common stock. Convertible securities generally tend to be of lower credit quality. A convertible security may also be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which could result in a loss to the Fund. The Subadvisor’s systematic investment process may lead the Fund to forego an opportunity to redeem, convert or sell a holding under advantageous circumstances, thereby resulting in a loss. Additionally, the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Quantitative Analysis Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Quantitative Analysis Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, historical trends in data may not be predictive going forward. The strategies and techniques employed in a quantitative model cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact their performance. The effectiveness of the given strategy or technique may deteriorate in an unpredictable fashion for any number of reasons including, but not limited to, an increase in the amount of assets managed or the use of similar strategies or techniques by other market participants and/or market dynamic shifts over time. In addition, factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. There can be no assurances that the strategies pursued or the techniques implemented in the quantitative model will be profitable, and various market conditions may be materially less favorable to certain strategies than others. Even in the absence of flaws, a model may not perform as anticipated.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Convertible securities are generally junior to the company’s non-convertible debt so the company would normally have to pay interest on its nonconvertible debt before interest can be paid on the convertible securities. Credit risk may be higher for the Fund because it invests primarily in convertible securities of companies with debt rated below investment-grade.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk: Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may lead to the realization and distribution to shareholders of higher capital gains, which may increase a shareholder’s tax liability.
High-Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-Yield Risk: There is a greater risk that the Fund will lose money because it invests primarily in below investment-grade convertible securities and unrated securities of similar credit quality (commonly referred to as “high-yield” or “junk” bonds). These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: As interest rates rise, the values of convertible securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Convertible securities are normally much more sensitive to interest rate changes when they are valued more like the company’s bonds than the company’s common stock, such as when the conversion price for the convertible security is well above the common stock price. Rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its convertible securities when the Subadvisor may wish to sell or must sell to meet redemptions. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s securities, sometimes rapidly or unpredictably.
Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk: Certain large shareholders may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: The market for convertible securities is less liquid than the market for non-convertible corporate bonds. The Fund may at times have greater difficulty buying or selling specific convertible securities at prices the Subadvisor believes are reasonable, which would be adverse to the Fund. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.
Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Selection Risk: The Subadvisor’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect, which may cause the Fund to underperform. Additionally, the Subadvisor potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that a Subadvisor believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by a Subadvisor and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.